Goodwill and other intangibles (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
Supporting information

	Goodwill	Customer Relationship Intangible	Other	Total
As at December 31, 2023	$1,949	$339	$20	$2,307
Additions	—	—	3	3
Amortization[1]	—	(53)	(9)	(63)
Impairment (note 16)	(70)	—	—	(70)
Foreign exchange	(1)	—	—	(1)
Other	—	—	2	2
As at December 31, 2024	$1,879	$285	$16	$2,180

As at December 31, 2024
Cost	$1,879	$489	$81	$2,448
Accumulated amortization	—	(203)	(65)	(268)
Net	$1,879	$285	$16	$2,180

As at December 31, 2024	$1,879	$285	$16	$2,180
Additions	—	—	3	3
Amortization[1]	—	(47)	(2)	(49)
Impairment (note 16)	(409)	—	—	(409)
Foreign exchange	1	2	—	3
Disposals	—	—	(4)	(4)
Other	—	—	2	2
As at December 31, 2025	$1,471	$239	$15	$1,726

As at December 31, 2025
Cost	$1,471	$491	$78	$2,040
Accumulated amortization	—	(251)	(63)	(314)
Net	$1,471	$239	$15	$1,726
1.Amortization relates to selling, general and administration expenses.

Schedule of Goodwill
For the purposes of impairment testing, goodwill has been allocated to the following CGU groups:

	December 31,	December 31,
As at	2025	2024
Canadian lumber	$171	$171
U.S. lumber	—	409
North America EWP	1,280	1,280
Europe EWP	20	19
Total	$1,471	$1,879

Schedule Of Goodwill Key Assumptions
The following table lists the key assumptions and sensitivities for the U.S. lumber CGU group:

Key assumptions	Sensitivity of recoverable amount to a 1% change in assumption
Product pricing	$96 million
Production volumes	$18 million
Operating costs	$84 million